BLACKROCK VALUE OPPORTUNITIES FUND, INC.
(the “Fund”)

SUPPLEMENT DATED MARCH 31, 2009
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 28, 2008

 Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

All references to R. Elise Baum, CFA and Michael Jarzyna, CFA as the Fund’s portfolio managers are deleted and replaced with information about John Coyle, CFA and Murali Balaraman, CFA.

The section entitled “Management and Advisory Arrangements” beginning on page I-11 is revised as set forth below.

The paragraph under the subsection entitled “Information Regarding the Portfolio Manager” on page I-12 is deleted in its entirety and replaced with the following:

The Fund is managed by a team of financial professionals. John Coyle, CFA and Murali Balaraman, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The subsection entitled “Information Regarding the Portfolio Manager — Other Funds and Accounts Managed” on page I-12 is deleted in its entirety and replaced with the following:

The following table sets forth information about funds and accounts other than the Fund for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of March 17, 2009.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

John Coyle	5	2	2	0	0	0
	$1.20 billion	$146.1 million	$10.03 million	$0	$0	$0

Murali Balaraman	5	2	2	0	0	0
	$1.20 billion	$146.1 million	$10.03 million	$0	$0	$0

The subsection entitled “Other Compensation Benefits — Fund Ownership” on page I-14 is deleted in its entirety and replaced with the following:

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by the portfolio managers as of March 17, 2009.

Portfolio Manager	Dollar Range
John Coyle	None
Murali Balaraman	None

Code # 10256-0708-SUP